Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Net revenues:
Total revenues	$ 21,335,000	$ 14,278,000
Cost of goods sold (excluding amortization of acquired intangible assets)
Research and development	88,353,000	52,707,000
Selling, general and administrative	71,341,000	31,336,000
Change in fair value of contingent consideration liability	(41,145,000)	(55,566,000)
Amortization of acquired intangible assets	2,192,000	3,394,000
Impairment of acquired intangible assets	0	129,400,000
Total operating expenses	130,394,000	166,203,000
Loss from operations	(109,059,000)	(151,925,000)
Other income (expense):
Interest income	332,000	370,000
Interest expense	(3,171,000)	(2,354,000)
Loss on the sale of business		(4,434,000)
Income (expense) related to warrant liabilities	13,482,000	(58,686,000)
Other (expense) income, net	(1,682,000)	4,096,000
Total other income (expense)	8,961,000	(61,008,000)
Net loss before income taxes	100,098,000	212,933,000
Income tax expense (benefit)	20,000	(4,700,000)
Net loss	$ (100,118,000)	$ (208,233,000)
Net loss per share – basic and diluted	$ (1.49)	$ (11.31)
Weighted average shares outstanding – basic and diluted	67,057,278	18,417,910
Product Sales and Rentals
Net revenues:
Total revenues	$ 3,801,000	$ 6,854,000
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	3,528,000	2,247,000
Services
Net revenues:
Total revenues	5,522,000	5,556,000
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	3,649,000	2,294,000
License, Royalty and Other
Net revenues:
Total revenues	12,012,000	1,868,000
Cost of goods sold (excluding amortization of acquired intangible assets)
Cost of revenues	$ 2,476,000	$ 391,000